PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid expenses and other current assets

		December 31,
		2019	2020
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid rental expenses		15,290	12,304
Interest receivable from time deposits		2,206	894
Prepaid deposits	(a)	26,913	25,238
Prepaid advertising expenses		8,878	7,656
Prepaid value-added tax		28,545	40,352
Loans made to employees	(b)	17,947	20,421
Professional fee		13,859	11,169
Inventory		5,325	4,626
Others		13,576	15,693
Total prepaid expenses and other current assets		132,539	138,353

(a)	It mainly included prepaid advertising deposits.
(b)	The Company provides short-term interest-free loans to employees for their purchase of residence or other personal needs.